Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Managed Pool Series
Entity Central Index Key	0001340579
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000030208
Shareholder Report [Line Items]
Fund Name	Federated Hermes Corporate Bond Strategy Portfolio
Trading Symbol	FCSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Corporate Bond Strategy Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Corporate Bond Strategy Portfolio	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Baa component of the Bloomberg US Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return by investing primarily in a diversified portfolio of investment-grade, corporate fixed-income securities.

Top Contributors to Performance

  Security selection was the largest positive contributor to relative performance during the fiscal year due primarily to positive selection in the capital goods, communications and consumer non-cyclical credits sectors.

  The yield curve positioning of the Fund was a positive contributor to relative performance in a year during which longer-term U.S. treasury rates increased more than shorter term rates.

  The Fund’s interest rate sensitivity, or duration, which was less than the Index, was a positive contributor to relative performance.

Top Detractors from Performance

  Overall, sector allocation was a negative contributor to relative Fund performance. The positive contribution from an underweight allocation to the sovereign sector was more than offset by the negative contribution from long positions in U.S. interest rate futures contracts.

  During a year in which credit spreads tightened, the Fund’s cash holdings were a negative contributor to relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Federated Hermes Corporate Bond Strategy Portfolio	Bloomberg US Aggregate Bond Index	Bloomberg US Credit Index	Bloomberg US Credit Index (Baa Component)
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,729	$10,055	$9,923	$9,727
12/31/2016	$10,568	$10,321	$10,481	$10,494
12/31/2017	$11,414	$10,687	$11,129	$11,275
12/31/2018	$11,092	$10,688	$10,894	$10,945
12/31/2019	$12,928	$11,620	$12,397	$12,747
12/31/2020	$14,464	$12,492	$13,556	$13,948
12/31/2021	$14,405	$12,299	$13,410	$13,893
12/31/2022	$12,180	$10,699	$11,364	$11,678
12/31/2023	$13,301	$11,291	$12,294	$12,777
12/31/2024	$13,719	$11,432	$12,543	$13,121

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Federated Hermes Corporate Bond Strategy Portfolio	3.14%	1.19%	3.21%
Bloomberg US Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
Bloomberg US Credit Index	2.03%	0.23%	2.29%
Bloomberg US Credit Index (Baa Component)	2.70%	0.58%	2.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
AssetsNet	$ 225,093,233
Holdings Count | Holding	527
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$225,093,233 Number of Investments527 Portfolio Turnover9% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.6%
Foreign Governments/Agency	1.7%
Cash Equivalents	4.1%
Corporate Bonds	93.2%

Material Fund Change [Text Block]
C000030209
Shareholder Report [Line Items]
Fund Name	Federated Hermes High Yield Strategy Portfolio
Trading Symbol	FHYSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes High Yield Strategy Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes High Yield Strategy Portfolio	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide high current income by investing primarily in a high-yield bond mutual fund and in a portfolio of fixed-income securities.

Top Contributors to Performance

  The Fund was positively impacted by security selection in the Insurance-P&C, Consumer Cyclical Services, Building Materials, Independent Energy, Healthcare and Chemical industry sectors.

  The Fund was positively impacted by its underweight allocation to the underperforming Wireless Telecommunications sector.

  Specific Fund holdings that positively impacted performance relative to the Index included: Clydesdale Acquisition, Allied Universal Holdco, SRS Distribution, Condor Merger Sub and Ardonagh Midco 2 Limited.

Top Detractors from Performance

  The Fund was negatively impacted by security selection in the Media & Entertainment, Packaging, Electric Utility, Pharmaceutical, Midstream and Finance Company industry sectors.

  The Fund was negatively impacted by its industry allocation, especially it's underweight to the strong performing Wireline Telecommunications and Retail industry sectors. It was also negatively impacted by its overweight allocation to the underperforming Automotive and Cable & Satellite industry sectors. Given the strong absolute performance during the period, the Fund’s cash position was also a drag on performance.

  Specific Fund holdings that negatively impacted performance relative to the Index included: iHeartCommunications, Ardagh Packaging, Enviva Inc., CSC Holdings LLC and CMG Media Corporation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Federated Hermes High Yield Strategy Portfolio	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,824	$10,055	$9,557
12/31/2016	$11,381	$10,321	$11,194
12/31/2017	$12,234	$10,687	$12,033
12/31/2018	$11,967	$10,688	$11,783
12/31/2019	$13,773	$11,620	$13,470
12/31/2020	$14,605	$12,492	$14,419
12/31/2021	$15,394	$12,299	$15,178
12/31/2022	$13,604	$10,699	$13,481
12/31/2023	$15,503	$11,291	$15,293
12/31/2024	$16,577	$11,432	$16,546

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Federated Hermes High Yield Strategy Portfolio	6.92%	3.77%	5.18%
Bloomberg US Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	8.19%	4.20%	5.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
AssetsNet	$ 39,928,004
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$39,928,004 Number of Investments2 Portfolio Turnover0% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Index Classifications (% of Net Assets)Footnote Reference1

Value	Value
Consumer Cyclicals	3.9%
Packaging	4.1%
Health Care	4.4%
Midstream	4.5%
Gaming	5.1%
Automotive	5.6%
Cash Equivalents	5.9%
Cable Satellite	6.6%
Insurance - P&C	8.2%
Technology	12.5%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective February 2024, as the result of the Fund operating as a diversified fund, references to the Fund operating as a non-diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as diversified.

Material Fund Change Risks Change [Text Block]

     Effective February 2024, as the result of the Fund operating as a diversified fund, references to the Fund operating as a non-diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as diversified.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000030211
Shareholder Report [Line Items]
Fund Name	Federated Hermes Mortgage Strategy Portfolio
Trading Symbol	FMBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Mortgage Strategy Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Mortgage Strategy Portfolio	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Mortgage Backed Securities Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return by investing primarily in a mortgage-backed securities mutual fund and individual mortgage-backed securities, including collateralized mortgage obligations (CMOs).

Top Contributors to Performance

  Security selection proved beneficial to relative performance, attributable to a preference for mortgage-backed securities issued by Fannie Mae and Freddie Mac over Ginnie Mae securities, which lagged their conventional counterparts.

  Interest rate strategy was additive to relative performance as duration and yield curve positioning made small positive contributions.

  The Fund used derivatives as a tool to assist in managing Fund duration and yield curve exposure. The principal derivatives the Fund used for these purposes were Treasury futures contracts. For the reporting period, the use of futures contracts positively contributed to Fund performance relative to the Index.

Top Detractors from Performance

  There were no material detractors from relative Fund performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Federated Hermes Mortgage Strategy Portfolio	Bloomberg US Aggregate Bond Index	Bloomberg US Mortgage Backed Securities Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,167	$10,055	$10,151
12/31/2016	$10,400	$10,321	$10,321
12/31/2017	$10,686	$10,687	$10,576
12/31/2018	$10,806	$10,688	$10,681
12/31/2019	$11,486	$11,620	$11,359
12/31/2020	$12,034	$12,492	$11,799
12/31/2021	$11,921	$12,299	$11,676
12/31/2022	$10,545	$10,699	$10,297
12/31/2023	$11,091	$11,291	$10,817
12/31/2024	$11,249	$11,432	$10,946

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Federated Hermes Mortgage Strategy Portfolio	1.42%	(0.42%)	1.18%
Bloomberg US Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
Bloomberg US Mortgage Backed Securities Index	1.20%	(0.74%)	0.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
AssetsNet	$ 1,424,591,610
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,424,591,610 Number of Investments2 Portfolio Turnover3% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Agency Risk Transfer Securities	0.2%
Non-Agency Mortgage-Backed Securities	1.1%
Asset-Backed Securities	2.0%
Cash Equivalents	7.4%
Collaterized Mortgage Obligations	8.6%
U.S Government Agency Mortgage-Backed Securities	92.7%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective February 2024, as the result of the Fund operating as a diversified fund, references to the Fund operating as a non-diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as diversified.

Material Fund Change Risks Change [Text Block]

     Effective February 2024, as the result of the Fund operating as a diversified fund, references to the Fund operating as a non-diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as diversified.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.